Condensed Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Statement of Comprehensive Income [Abstract]
Net Income	$ 32,549	$ 12,753	$ 89,269	$ 34,413
Foreign currency translation adjustment, net of tax expense - three months $0; $0 and nine months $0; $0	(2,785)	150	(3,227)	150
Unrealized holding gain (loss) on securities, net of tax expense - three months $(4,995); $(2,905) and nine months $8,400; $(15,963)	(9,277)	(5,395)	15,601	(29,647)
Reclassification adjustment for securities sold during the period, net of tax expense - three months $578; $2,734 and nine months $578; $2,619	1,074	5,079	1,074	4,865
Other comprehensive income (loss), net of tax	(10,988)	(166)	13,448	(24,632)
Comprehensive income	21,561	12,587	102,717	9,781
Less: Comprehensive loss (income) attributable to non-controlling interest	770	0	776	(44)
Comprehensive income attributable to NGHC	$ 22,331	$ 12,587	$ 103,493	$ 9,737